NET LOSS PER SHARE (Schedule of Computation of Basic and Diluted Net Income Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss attributable to UTStarcom Holdings Corp.	$ (20,657)	$ (30,264)	$ (22,721)
Denominator:
Weighted average shares outstanding - Basic	37,003	37,380	39,127
Potentially dilutive common stock equivalents-stock options and restricted stock (in shares)
Weighted average shares outstanding-Diluted	37,003	37,380	39,127
Net loss per share attributable to UTStarcom Holdings Corp. - Basic	$ (0.56)	$ (0.81)	$ (0.58)
Net loss per share attributable to UTStarcom Holdings Corp. - Diluted	$ (0.56)	$ (0.81)	$ (0.58)